UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G/A
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

____________________ to ____________________

Date of Report (Date of earliest event reported) ____________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ____________________

_________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

  X   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001547361

MSC Trust 2026-ROYL

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity: N/A

Amy Kim, (212) 762-5079

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 1 hereto is an updated agreed-upon procedures report, dated November 10, 2026, of Deloitte & Touche LLP, obtained by the depositor, which report sets forth the findings and conclusions, as applicable, of Deloitte & Touche LLP with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

The report attached hereto is an updated version of the agreed-upon procedures report dated September 18, 2026 of Deloitte & Touche LLP obtained by the depositor and furnished to the Commission on Form ABS-15G on September 18, 2026. The updated report was occasioned by a decrease in the original principal balance of the trust mortgage loan and reflects additional procedures relating to promissory notes held by third parties outside the trust. Accordingly, the depositor provided Deloitte & Touche LLP with an updated electronic data file reflecting the revised terms; however, the findings and conclusions of the updated report are the same as in the original report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

Date: November 10, 2026

/s/ Jane Lam

By: Jane Lam, President

(senior officer in charge of securitization of the depositor)

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 1	Agreed-upon procedures report, dated November 10, 2026, of Deloitte & Touche LLP.